Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 132,752	$ 216,692
Total Cost of Revenue	76,293	156,946
Gross profit	56,459	59,746
Operating Expenses:
Selling and marketing	18,356	17,657
General and administrative	140,678	118,531
Total operating expenses	159,034	136,188
Loss from operations	(102,575)	(76,442)
Other Income (Loss):
Interest income, net	9	17
Other expense, net	(583)	(474)
Other loss, net	(574)	(457)
Loss before income taxes	(103,149)	(76,899)
Income taxes
Net loss	(103,149)	(76,899)
Other Comprehensive Loss:
Foreign currency translation adjustment	3,017	18,489
Comprehensive loss	$ (100,132)	$ (58,410)
Loss per common share, basic	$ (0.00)	$ (0.00)
Loss per common share, diluted	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding, basic	45,501,016	45,000,000
Weighted average number of shares outstanding, diluted	45,501,016	45,000,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	$ 54,720	$ 169,004
Total Cost of Revenue	31,588	119,901
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Revenues	78,032	47,688
Total Cost of Revenue	$ 44,705	$ 37,045